Fair Value Measurements (Schedule of Financial Assets and Liabilities Measured at Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Liabilities:
Warrant liability		$ 378
Convertible debt		5,062
Recurring [Member] | Quoted Prices in Active Markets for Identical Items Level 1 [Member]
Liabilities:
Warrant liability
Convertible debt
Recurring [Member] | Significant Other Observable Inputs Level 2 [Member]
Liabilities:
Warrant liability
Convertible debt
Recurring [Member] | Significant Unobservable Inputs Level 3 [Member]
Liabilities:
Warrant liability		378
Convertible debt		$ 5,062